Goodwill and Intangible Assets - Estimated future amortization expense of intangible assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
As of March 31,2023
2025	$ 4,006
2026	4,006
2027	4,006
2028	4,006
2029	4,006
Thereafter	12,423
Total	$ 32,453	$ 36,485